MONEY MARKET OBLIGATIONS TRUST
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000

                                  July 2, 2007

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

     RE:  MONEY MARKET OBLIGATIONS TRUST  (the "Trust")
             U.S. Treasury Cash Reserves
                   Investment Shares
                   Institutional Service Shares
             Automated Government Cash Reserves
           1933 Act File No. 33-31602
           1940 Act File No. 811-5950

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated June 30, 2007, that would have been filed under Rule 497(c), does not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 89 on June 28, 2007.

     If you have any questions regarding this certification, please contact me at (412) 288-3310.

                                                   Very truly yours,



                                                   /s/ Nelson W. Winter
                                                   Nelson W. Winter
                                                   Assistant Secretary